Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets:
Intangible assets and goodwill	$ 52,182,311	$ 49,126,038
Foreign currency translation	34,667	1,321,875
Additions	1,756,371	1,734,398
Intangible assets and goodwill	53,973,349	52,182,311
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	(14,061,413)	(12,132,245)
Foreign currency translation	92,993	(79,297)
Additions	(1,915,289)	(1,849,871)
Intangible assets and goodwill	(15,883,709)	(14,061,413)
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	52,685,526	50,586,636
Foreign currency translation	(284,573)	1,059,370
Additions	219,336	107,144
Disposals transfers	2,113,556	932,376
Intangible assets and goodwill	54,733,845	52,685,526
Contracts assets
Intangible assets:
Intangible assets and goodwill	3,704,065	978,060
Foreign currency translation	8,403	1,295
Additions	3,146,143	3,036,386
Disposals transfers	(2,113,556)	(311,676)
Intangible assets and goodwill	4,745,055	3,704,065
Contractor advance
Intangible assets:
Intangible assets and goodwill	431,805	696,696
Foreign currency translation	(104)
Additions	278,496	355,809
Disposals transfers		(620,700)
Intangible assets and goodwill	710,197	431,805
Licenses Mexico
Intangible assets:
Intangible assets and goodwill	364,727	279,797
Additions	27,685	84,930
Intangible assets and goodwill	392,412	364,727
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	6,490,236	6,149,729
Foreign currency translation	182,071	340,507
Intangible assets and goodwill	6,672,307	6,490,236
Goodwill | Gross carrying amount
Intangible assets:
Intangible assets and goodwill	2,567,365	2,567,365
Foreign currency translation	35,877
Intangible assets and goodwill	$ 2,603,242	$ 2,567,365